UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
Address:  700 Seventeenth Street Suite 2350
          Denver, CO 80202

Form 13F File Number:  028-05337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy J. Waymire, CFA
Title:    Principal
Phone:    303/832.2300

Signature, Place, and Date of Signing:

    /s/ Timothy J. Waymire               Denver, CO           October 9, 2012
    ----------------------               ----------           ---------------
         [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          102
                                         -----------

Form 13F Information Table Value Total:  $   289,740
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Vanguard Total Bond Index Fund          COMMON STOCK 921937835      12,151     142,700          SOLE       SOLE     SOLE
Exxon Mobil Corporation                 COMMON STOCK 91927806        9,811     107,281          SOLE       SOLE     SOLE
Vanguard Short-term Bond Index          COMMON STOCK 921937827       8,066      99,033          SOLE       SOLE     SOLE
Vanguard Intermediate Bond Fun          COMMON STOCK 921937819       7,817      86,600          SOLE       SOLE     SOLE
IBM                                     COMMON STOCK 459200101       7,367      35,512          SOLE       SOLE     SOLE
Philip Morris International In          COMMON STOCK                 6,787      75,465          SOLE       SOLE     SOLE
Vanguard Interm-Term Corp Bond          COMMON STOCK 92206C870       6,158      70,246          SOLE       SOLE     SOLE
Chubb Corporation                       COMMON STOCK 171232101       6,009      78,777          SOLE       SOLE     SOLE
McDonald's                              COMMON STOCK                 5,936      64,693          SOLE       SOLE     SOLE
Home Depot                              COMMON STOCK 437076102       5,705      94,504          SOLE       SOLE     SOLE
Intel Corporation                       COMMON STOCK 458140100       5,553     245,090          SOLE       SOLE     SOLE
Bristol-Myers Squibb                    COMMON STOCK 110122108       5,485     162,520          SOLE       SOLE     SOLE
Russell Large Blend                     COMMON STOCK                 5,472      68,843          SOLE       SOLE     SOLE
United Technologies                     COMMON STOCK 913017109       5,368      68,560          SOLE       SOLE     SOLE
Coca-Cola Co.                           COMMON STOCK 191216100       5,163     136,122          SOLE       SOLE     SOLE
Chevron Corp                            COMMON STOCK 166741100       5,036      43,205          SOLE       SOLE     SOLE
Ishares Investment Grade Corp           COMMON STOCK 464287242       4,994      41,014          SOLE       SOLE     SOLE
E. I. Du Pont De Nemours                COMMON STOCK 263534109       4,922      97,902          SOLE       SOLE     SOLE
Vodafone Group New ADR                  COMMON STOCK                 4,864     170,669          SOLE       SOLE     SOLE
BHP Billiton                            COMMON STOCK 88606108        4,845      70,617          SOLE       SOLE     SOLE
Auto Data Processing                    COMMON STOCK 53015103        4,818      82,135          SOLE       SOLE     SOLE
Procter & Gamble                        COMMON STOCK 742718109       4,703      67,801          SOLE       SOLE     SOLE
Microsoft Corporation                   COMMON STOCK 594918104       4,485     150,694          SOLE       SOLE     SOLE
Royal Bank of Canada                    COMMON STOCK                 4,477      77,982          SOLE       SOLE     SOLE
Vanguard Div Appreciation               COMMON STOCK 921908844       4,466      74,835          SOLE       SOLE     SOLE
AmeriGas Partners LP                    COMMON STOCK 30975106        4,443     101,770          SOLE       SOLE     SOLE
Johnson & Johnson                       COMMON STOCK 478160104       4,342      63,015          SOLE       SOLE     SOLE
Abbott Laboratories                     COMMON STOCK 2824100         4,316      62,946          SOLE       SOLE     SOLE
Diageo PLC ADR                          COMMON STOCK 25243Q205       4,081      36,201          SOLE       SOLE     SOLE
Wal Mart Stores Inc.                    COMMON STOCK                 3,838      52,007          SOLE       SOLE     SOLE
3M Company                              COMMON STOCK 604059105       3,830      41,438          SOLE       SOLE     SOLE
WP Carey Inc.                           COMMON STOCK                 3,797      77,499          SOLE       SOLE     SOLE
Merck & Co.                             COMMON STOCK 58933107        3,792      84,081          SOLE       SOLE     SOLE
General Electric                        COMMON STOCK 369604103       3,748     165,031          SOLE       SOLE     SOLE
AT&T Inc.                               COMMON STOCK 00206R102       3,701      98,180          SOLE       SOLE     SOLE
Xcel Energy Inc                         COMMON STOCK                 3,692     133,228          SOLE       SOLE     SOLE
Vanguard Whitehall Funds                COMMON STOCK 921946406       3,586      71,159          SOLE       SOLE     SOLE
Nike Inc. Cl B                          COMMON STOCK 654106103       3,514      37,022          SOLE       SOLE     SOLE
Emerson Electric Company                COMMON STOCK 291011104       3,445      71,377          SOLE       SOLE     SOLE
General Mills Inc.                      COMMON STOCK 370334104       3,425      85,959          SOLE       SOLE     SOLE
Illinois Tool Works Inc                 COMMON STOCK                 3,421      57,519          SOLE       SOLE     SOLE
Medtronic Inc.                          COMMON STOCK 585055106       3,412      79,133          SOLE       SOLE     SOLE
Southern Company                        COMMON STOCK 842587107       3,394      73,644          SOLE       SOLE     SOLE
Transcanada Corp                        COMMON STOCK 89353D107       3,355      73,734          SOLE       SOLE     SOLE
Pepsico Inc.                            COMMON STOCK 997134101       3,297      46,584          SOLE       SOLE     SOLE
Stanley Black & Decker                  COMMON STOCK                 3,287      43,113          SOLE       SOLE     SOLE
Canadian Natl Ry Co                     COMMON STOCK 136375102       3,236      36,677          SOLE       SOLE     SOLE
Sysco Corp.                             COMMON STOCK 871829107       3,220     102,989          SOLE       SOLE     SOLE
Xilinx Inc                              COMMON STOCK                 3,194      95,595          SOLE       SOLE     SOLE
Waste Management Inc Del                COMMON STOCK 94106L109       3,159      98,482          SOLE       SOLE     SOLE
Royal Dutch Shell A Adrf                COMMON STOCK                 3,147      45,338          SOLE       SOLE     SOLE
Buckeye Partners LP                     COMMON STOCK 118230101       3,092      64,453          SOLE       SOLE     SOLE
Rayonier Inc                            COMMON STOCK                 3,092      63,082          SOLE       SOLE     SOLE
Caterpillar Inc.                        COMMON STOCK 149123101       3,090      35,915          SOLE       SOLE     SOLE
McCormick & Co., Inc.                   COMMON STOCK 579780206       3,075      49,557          SOLE       SOLE     SOLE
Sabine Royalty Trust                    COMMON STOCK 785688102       2,689      52,060          SOLE       SOLE     SOLE
Bank of Montreal                        COMMON STOCK 63671101        2,673      45,271          SOLE       SOLE     SOLE
Enterprise Prd Prtnrs LP                COMMON STOCK                 2,444      45,594          SOLE       SOLE     SOLE
HSBC Hldgs Plc Adr New                  COMMON STOCK                 1,951      42,000          SOLE       SOLE     SOLE
Dow Jones Industrial Average            COMMON STOCK                 1,708      12,740          SOLE       SOLE     SOLE
Apple Computer Inc                      COMMON STOCK                 1,312       1,967          SOLE       SOLE     SOLE
Vanguard Index Trust Total Sto          COMMON STOCK                 1,308      17,762          SOLE       SOLE     SOLE
3-7 Year Treasury                       COMMON STOCK 464288661       1,288      10,411          SOLE       SOLE     SOLE
Anadarko Petroleum                      COMMON STOCK 32511107        1,072      15,325          SOLE       SOLE     SOLE
Public Storage Inc.                     COMMON STOCK                 1,012       7,272          SOLE       SOLE     SOLE
EOG Resources                           COMMON STOCK 293562104         830       7,405          SOLE       SOLE     SOLE
Altria Group                            COMMON STOCK                   827      24,759          SOLE       SOLE     SOLE
Dow Jones Select Dividend               COMMON STOCK                   726      12,585          SOLE       SOLE     SOLE
Wells Fargo                             COMMON STOCK 949746101         639      18,493          SOLE       SOLE     SOLE
Vanguard Corp Bond Etf                  COMMON STOCK 92206C409         632       7,866          SOLE       SOLE     SOLE
iShares Tr Comex Gold                   COMMON STOCK                   569      32,950          SOLE       SOLE     SOLE
NextEra Energy, Inc.                    COMMON STOCK                   564       8,020          SOLE       SOLE     SOLE
Russell 3000                            COMMON STOCK                   560       6,605          SOLE       SOLE     SOLE
Heinz H J Co                            COMMON STOCK 423074103         549       9,805          SOLE       SOLE     SOLE
Kinder Morgan Energy LP                 COMMON STOCK                   546       6,615          SOLE       SOLE     SOLE
Target Corp                             COMMON STOCK 872540109         532       8,384          SOLE       SOLE     SOLE
Plains All Amern Ppln LP                COMMON STOCK                   501       5,675          SOLE       SOLE     SOLE
Apache Corp                             COMMON STOCK                   491       5,675          SOLE       SOLE     SOLE
Pfizer Incorporated                     COMMON STOCK 717081103         481      19,340          SOLE       SOLE     SOLE
U S Bancorp Del                         COMMON STOCK                   464      13,529          SOLE       SOLE     SOLE
Polaris Industries                      COMMON STOCK 731068102         446       5,518          SOLE       SOLE     SOLE
Magellan Midstream Ptnrs LP             COMMON STOCK 559080106         419       4,790          SOLE       SOLE     SOLE
Ecolab Inc                              COMMON STOCK                   419       6,461          SOLE       SOLE     SOLE
Duke Energy                             COMMON STOCK 264399106         415       6,399          SOLE       SOLE     SOLE
Russell Large Growth                    COMMON STOCK 464287614         414       6,204          SOLE       SOLE     SOLE
Russell Large Value                     COMMON STOCK                   412       5,703          SOLE       SOLE     SOLE
Treasury Inflation Protected B          COMMON STOCK                   384       3,152          SOLE       SOLE     SOLE
Vanguard Emerging Market                COMMON STOCK 922042858         373       8,937          SOLE       SOLE     SOLE
Sherwin Williams                        COMMON STOCK                   372       2,500          SOLE       SOLE     SOLE
Russell Small Cap                       COMMON STOCK 464287655         350       4,195          SOLE       SOLE     SOLE
V.F. Corporation                        COMMON STOCK 918204108         344       2,160          SOLE       SOLE     SOLE
Verizon Communications                  COMMON STOCK 92343V104         306       6,714          SOLE       SOLE     SOLE
Streettracks Gold TRUST                 COMMON STOCK                   292       1,699          SOLE       SOLE     SOLE
UnitedHealth Group                      COMMON STOCK 910581107         288       5,200          SOLE       SOLE     SOLE
Grainger W W Inc                        COMMON STOCK                   276       1,325          SOLE       SOLE     SOLE
Zimmer Holdings Inc                     COMMON STOCK 98956P102         264       3,905          SOLE       SOLE     SOLE
EMC Corp Mass                           COMMON STOCK 268648102         252       9,250          SOLE       SOLE     SOLE
Berkshire Hathaway Cl B                 COMMON STOCK                   221       2,500          SOLE       SOLE     SOLE
Kraft Foods Inc                         COMMON STOCK                   215       5,200          SOLE       SOLE     SOLE
Expeditors Int'l                        COMMON STOCK                   206       5,660          SOLE       SOLE     SOLE
McMoran Exploration Co                  COMMON STOCK 582411104         123      10,500          SOLE       SOLE     SOLE
Keycorp Inc New                         COMMON STOCK                   105      12,000          SOLE       SOLE     SOLE